Net Investment In Subleases	12 Months Ended
Dec. 31, 2021
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Net Investment in Subleases Explanatory
14.	Net investment in subleases

	December 31, 2021	December 31, 2020
Balance, beginning of year	—	—
Acquisition (note 5)	23,751	—
Additions	3,951	—
Finance income	573	—
Rents recovered (payments made directly to landlords)	(1,713)	—
Dispositions	—	—
Balance, end of year	26,562	—

Current portion	3,991	—
Long-term	22,571	—

Net investment in subleases represent leased retail stores that have been subleased to certain franchise partners. These subleases are classified as a finance lease as the sublease terms are for the remaining term of the head lease.